Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Events After the Reporting Period
Events After the Reporting Period

Note 31 Events After the Reporting Period

In January 2021, Calliditas shared the clinical development plan for setanaxib and addition-al data from Part A of NefIgArd study at the R&D Day.

In March 2021, Calliditas submitted an application to the US Food and Drug Administration (FDA) for approval of Nefecon for the treatment of IgA nephropathy.

In April 2021, Nefecon was granted accelerated assessment procedure by European Medicine Agency’s (EMA) for the treatment of IgA nephropathy.